Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)
Summary of Significant Accounting Policies (Textual)
Cash balances	$ 5,699,106	$ 4,348,635
Security deposits		92,636
Restricted cash	$ 467,806
VAT rates	13.00%
Cash and restricted cash	$ 5,533,476	5,006,037
Functional currency, description	The RMB depreciated by 5.7% in fiscal year 2018 and further depreciated by 1.3% in fiscal year 2019.
Maturity period, description	The bank notes payable and bank borrowings are generally short term in nature due to their short maturity period of three months to one year.
Impairment long-lived assets.
Value added tax, description	The Company's subsidiary in PRC are subject to a 6% to 13% value added tax ("VAT") and related surcharges on the revenues earned from providing services.
Number of reportable segment | Segment	1
Negative working capital	$ 1,722,101
Negative cash flow from operations	(3,334,110)	$ 2,930,295	1,287,861
Net loss	(10,786,837)	1,546,290	3,984,866
Provision for doubtful accounts increased	3,300,000
Wrote off	$ 2,000,000
Working capital loan agreement, description	To support its working capital, on January 9, 2020 and March 4, 2020, the Company entered into two working capital loan agreements with Bank of China to obtain loans of $718,205 and $430,923 for a term of one year and at fixed annual interest rates of 4.45% and 4.65%, respectively. The bank loans were guaranteed by Mr. Ban Lor. On January 2, 2020 and January 10, 2020, the Company entered into two working capital loan agreements with Guangfa Bank to obtain loans in aggregated of $2,154,615 for a term of one year and at a fixed annual interest rates of 4.6%. From March 16, 2020 to April 1, 2020, the Company entered into various working capital loan agreements with Bank of Communication to obtain loans in aggregated of $1,436,377 with all maturity dates on October 8, 2020 and at a fixed annual interest rates of 5.0%.
Cash	$ 5,699,106	4,348,635
Contract fulfillment cost	2,999,411
Deferred revenue	1,183,545	1,268,451
Balance of customer deposit	136,763	142,359
Advertising expense	61,174	21,168
Prepayments, deposits and other current assets	623,962	1,098,009
General and administrative expenses	$ 5,945,576	$ 2,316,058	1,435,701
Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	10.00%
Provision for doubtful accounts increased	$ (14,831)	$ (16,387)	$ 1,762
Collateral Pledged [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	576,889	576,889
Cash Equivalents [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 172,369	$ 172,369
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Revenue recognition ,terms	12 months
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Revenue recognition ,terms	24 months
Customer One [Member] | Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	21.80%		17.20%
Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		12.20%
Suppliers One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	11.40%	10.60%
Suppliers One [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	22.70%	12.90%	16.60%
Customer Two [Member] | Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	10.70%		13.10%
Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		10.70%
Suppliers Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		10.00%
Suppliers Two [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		11.20%	12.10%
Suppliers Three [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		10.30%